Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - Unrealized gains and losses on securities at fair value through other comprehensive income [Member]
$ in Millions
Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 48,232
Gross unrealized gains	508
Gross unrealized losses	(241)
Fair value	48,499
Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	244
Gross unrealized losses	(6)
Fair value	238
Canadian government debt, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,578
Gross unrealized gains	2
Gross unrealized losses	(26)
Fair value	1,554
U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,000
Gross unrealized gains	285
Gross unrealized losses	(149)
Fair value	18,136
Other OECD government debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,469
Gross unrealized gains	2
Gross unrealized losses	(1)
Fair value	1,470
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,176
Gross unrealized gains	1
Gross unrealized losses	(3)
Fair value	2,174
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,248
Gross unrealized gains	1
Gross unrealized losses	(10)
Fair value	6,239
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	856
Gross unrealized gains	9
Gross unrealized losses	(2)
Fair value	863
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	17,439
Gross unrealized gains	22
Gross unrealized losses	(42)
Fair value	17,419
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	197
Gross unrealized gains	186
Gross unrealized losses	(1)
Fair value	382
Loan substitute securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	25
Gross unrealized losses	(1)
Fair value	$ 24